Basic and Diluted Loss per Share - Schedule of Calculation of Basic and Diluted Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended					6 Months Ended
	Jun. 30, 2020	Jun. 30, 2020		Mar. 31, 2020	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2020
Earnings Per Share Basic And Diluted [Line Items]
Net loss	$ (2.1)	$ (74.0)	[1]	$ (5.2)	$ (8.2)	$ (13.5)	$ (79.2)	[1]
Net loss attributable to noncontrolling interests	(1.0)	$ (1.0)	[2]				$ (1.0)	[2]
Net loss attributable to common shareholders	(1.1)
Class A Common Stock
Earnings Per Share Basic And Diluted [Line Items]
Net loss attributable to common shareholders	$ (0.5)
Denominator - Basic and Diluted:
Weighted average common shares outstanding	19,002,563	19,002,563					19,002,563
Net loss per share - Basic and Diluted:
Net loss per share - Basic and Diluted	$ (0.03)	$ (0.03)					$ (0.03)
Class C Common Stock
Earnings Per Share Basic And Diluted [Line Items]
Net loss attributable to common shareholders	$ (0.6)
Denominator - Basic and Diluted:
Weighted average common shares outstanding	20,139,163	20,139,163					20,139,163
Net loss per share - Basic and Diluted:
Net loss per share - Basic and Diluted	$ (0.03)	$ (0.03)					$ (0.03)

[1]	Net loss attributable Shift4 Payments, Inc. is equal to comprehensive loss attributable to Shift4 Payments, Inc.
[2]	Net loss attributable to noncontrolling interests is equal to comprehensive loss attributable to noncontrolling interests.